Consolidated statements of cash flows - CAD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Operating activities
Net loss	$ (20,877,186)	$ (13,111,785)	$ (15,113,907)
Depreciation	1,060,897	955,513	417,050
Accretion on long-term debt and lease liability	166,719	157,270	70,379
Share-based compensation - options	1,136,182	2,699,481	7,121,444
Shares issued for services	1,670,415	596,608	109,069
Net loss on debentures	2,435,000	330,000	550,000
Gain on disposal of property and equipment	173,375
Interest income received		85,000
Income tax expense	(280,875)	258,343	105,590
Income tax received			13,415
Income tax paid	(14,040)	(373,196)
Gain on derivative liabilities	(1,770,689)
Gain on lease termination	(50,329)	(5,652)	(7,230)
Effect of exchange rate fluctuation	49,670	17,398	(6,542)
Operating activities before working capital items	(16,300,861)	(8,391,020)	(6,740,732)
Net change in non-cash working capital items
Trade and other receivables	(78,288)	(152,808)	(232,715)
Provision for onerous contracts	91,667
Inventories	(351,778)	(117,692)	(1,471,693)
Grants and investment tax credits receivable	681,663	(573,361)	293,937
Other financial assets	4,121	(85,597)	(25,595)
Prepaid expenses	498,710	(1,927,459)	(552,196)
Trade and other payables	724,569	182,277	96,615
Contract liabilities	786,413	130,605	396,097
Other financial liabilities	(64,139)	(61,764)	(15,156)
Cash used in operating activities	(14,007,923)	(10,996,819)	(8,251,438)
Investing activities
Subscription to debentures [note 8]			(3,400,000)
Business acquisition, net of cash acquired [note 5]			(5,029,416)
Additions to property and equipment	(938,802)	(1,175,931)	(544,354)
Proceeds from the disposal of property and equipment	401,782	243,630	34,101
Additions to intangible assets		(32,202)	(528,726)
Cash used in investing activities	(537,020)	(964,503)	(9,468,395)
Financing activities
Credit facility	155,000		(170,000)
Addition in long-term debts	258,000	282,424
Repayment of long-term debt	(207,607)	(135,230)	(419,090)
Advances from related parties		176,771
Initial public offering, net of transaction costs paid			33,430,239
Issuance of shares and warrants, net of transaction costs paid	12,437,523		2,025,000
Shares issued upon options conversion	163,461	10,001
Repayment of lease liabilities	(726,893)	(695,749)	(295,316)
Cash provided by (used in) financing activities	12,079,484	(361,783)	34,570,833
Net (decrease) increase in cash during the year	(2,465,459)	(12,323,105)	16,851,000
Cash, beginning of year	5,824,716	18,147,821	1,296,821
Cash, end of year	$ 3,359,257	$ 5,824,716	$ 18,147,821